Accounts Receivable	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
ACCOUNTS RECEIVABLE
NOTE 6:-	ACCOUNTS RECEIVABLE

	December 31,
	2017	2016
	USD in thousands

Prepaid expenses	$224	$9
Value added tax	54	43
Other receivables	-	65

	$278	$117